Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Driehaus Emerging Markets Growth Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	29.92%	7.41%	11.24%	(22.54%)	(1.92%)	27.34%	25.34%	(16.26%)	42.52%	5.88%
Driehaus Emerging Markets Small Cap Growth Fund | Driehaus Emerging Markets Small Cap Growth Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	24.06%	14.88%	10.29%	(21.17%)	15.93%	33.56%	33.71%	(24.00%)	33.30%	(9.97%)
Driehaus Global Fund | Driehaus Global Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	22.59%	26.48%	19.46%	(18.86%)	(0.60%)	30.17%	21.64%	(13.22%)
Driehaus International Small Cap Growth Fund | Driehaus International Small Cap Growth Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	28.92%	3.15%	11.95%	(24.40%)	12.49%	29.71%	30.41%	(16.92%)	41.44%	(6.22%)
Driehaus International Developed Equity Fund | Driehaus International Developed Equity Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	25.60%
Driehaus Micro Cap Growth Fund | Driehaus Micro Cap Growth Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	30.88%	30.58%	11.44%	(33.53%)	24.73%	85.60%	33.89%	3.88%	24.30%	17.78%
Driehaus Small Cap Growth Fund | Investor Share Class
Prospectus [Line Items]
Annual Return [Percent]	16.66%	27.44%	18.92%	(34.11%)	21.12%	63.77%	40.25%	3.33%	30.65%	10.72%
Driehaus Small/Mid Cap Growth Fund | Driehaus Small/Mid Cap Growth Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	9.83%	26.45%	20.71%	(31.45%)	18.32%